Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table and supporting graphics below set out information about the relationship between “executive compensation actually paid” and certain financial performance measures of the Company for fiscal years ended December 31, 2023, 2022, 2021 and 2020 as required under Item 402(v) of Regulation S-K. The information set forth below was not used by the Compensation Committee in setting compensation for our Named Executive Officers as set forth in the Summary Compensation Table.
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(3) (d)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4) (e)	TSR(5) (f)	Peer Group TSR(6) (g)	Net Income (in 000s)(7) (h)	EBITDA as a Percent of Gross Margin(8) (i)
2023	$2,609,274	$4,604,521	$1,503,824	$2,565,427	$179.22	$168.12	$167,528	70.6%
2022	$5,821,094	$6,165,035	$2,113,244	$2,348,334	$154.93	$140.02	$356,948	70.6%
2021	$5,724,633	$12,482,793	$2,011,784	$4,086,226	$164.21	$165.47	$171,474	61.5%
2020	$3,168,894	$4,190,394	$1,492,090	$1,901,498	$111.11	$130.86	$73,559	54.0%
1.
Reflects compensation amounts reported in the “Summary Compensation Table” for our principal executive officer (“PEO”), Phillip D. Yeager (in 2023) and former CEO (and current Executive Chairman), David P. Yeager (in 2022, 2021 and 2020).

2.
“Compensation actually paid” to our PEO in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding the decisions made by our Compensation Committee regarding the PEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2020	2021	2022	2023
PEO	D. Yeager	D. Yeager	D. Yeager	P. Yeager
SCT Total Compensation	$3,168,894	$5,724,633	$5,821,094	$2,609,274
Less: Stock award values reported in SCT for the Covered Year	$(2,099,600)	$(2,280,000)	$(2,200,000)	$(1,762,611)
Plus: Year End Fair Value for Stock Awards Granted in the Covered Year	$2,576,400	$5,054,400	$3,113,941	$3,058,017
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	405,900	$3,131,760	$(570,000)	$710,108
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$138,800	$852,000	—	$(10,267)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	—	—
Compensation Actually Paid	$4,190,394	$12,482,793	$6,165,035	$4,604,521
Equity Valuations: Performance-based restricted share grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. Time-based restricted share grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.
3.	Reflects compensation amounts reported in the “Summary Compensation Table” of the proxy statements reporting pay for the fiscal years covered in the table above for the following non-PEO NEOs:
2023: David P. Yeager, Geoffrey F. DeMartino, Brian D. Alexander, and Thomas P. LaFrance
2022: Phillip D. Yeager, Geoffrey F. DeMartino, Vincent Paperiello, and Thomas P. LaFrance
2021: Phillip D. Yeager, Geoffrey F. DeMartino, Vava R. Dimond, and Vincent Paperiello
2020: Phillip D. Yeager, Terri A. Pizzuto, Geoffrey F. DeMartino, Vava R. Dimond and Douglas G. Beck
4.
Average “compensation actually paid” for our non-PEO NEOs in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee regarding the non-PEO NEOs’ compensation for each fiscal year, please the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2020 Average	2021 Average	2022 Average	2023 Average
Non-PEO NEOs	See Footnote 3 above	See Footnote 3 above	See Footnote 3 above	See Footnote 3 above
SCT Total Compensation	$1,492,090	$2,011,784	$2,113,244	$1,503,824
Less: Stock award values reported in SCT for the Covered Year	$(889,600)	$(826,500)	$(881,319)	$(857,910)
Plus: Year End Fair Value for Stock Awards Granted in the Covered Year	$1,084,867	$1,832,220	$1,247,437	$1,445,021
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$166,879	$867,639	$(127,973)	$474,492
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$47,262	$201,083	$(3,054)	—
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	—	—
Compensation Actually Paid	$1,901,498	$4,086,226	$2,348,334	$2,565,427
Equity Valuations: Performance-based restricted share grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. Time-based restricted share grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.
5.
For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of the Company for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.

6.
For the relevant fiscal year, represents the cumulative TSR of the Nasdaq US Benchmark Industrial Transportation Index for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.

7.
Reflects “Net Income” in the company’s Consolidated Statements Income and Comprehensive Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.

8.	Company-selected Measure is EBITDA as a percent of gross margin, which is described below.

Company Selected Measure Name	EBITDA as a percent of gross margin
Named Executive Officers, Footnote
1.
Reflects compensation amounts reported in the “Summary Compensation Table” for our principal executive officer (“PEO”), Phillip D. Yeager (in 2023) and former CEO (and current Executive Chairman), David P. Yeager (in 2022, 2021 and 2020).

3.	Reflects compensation amounts reported in the “Summary Compensation Table” of the proxy statements reporting pay for the fiscal years covered in the table above for the following non-PEO NEOs:
2023: David P. Yeager, Geoffrey F. DeMartino, Brian D. Alexander, and Thomas P. LaFrance
2022: Phillip D. Yeager, Geoffrey F. DeMartino, Vincent Paperiello, and Thomas P. LaFrance
2021: Phillip D. Yeager, Geoffrey F. DeMartino, Vava R. Dimond, and Vincent Paperiello
2020: Phillip D. Yeager, Terri A. Pizzuto, Geoffrey F. DeMartino, Vava R. Dimond and Douglas G. Beck

Peer Group Issuers, Footnote
6.
For the relevant fiscal year, represents the cumulative TSR of the Nasdaq US Benchmark Industrial Transportation Index for the measurement periods ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively.

PEO Total Compensation Amount	$ 2,609,274	$ 5,821,094	$ 5,724,633	$ 3,168,894
PEO Actually Paid Compensation Amount	$ 4,604,521	6,165,035	12,482,793	4,190,394
Adjustment To PEO Compensation, Footnote
2.
“Compensation actually paid” to our PEO in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding the decisions made by our Compensation Committee regarding the PEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2020	2021	2022	2023
PEO	D. Yeager	D. Yeager	D. Yeager	P. Yeager
SCT Total Compensation	$3,168,894	$5,724,633	$5,821,094	$2,609,274
Less: Stock award values reported in SCT for the Covered Year	$(2,099,600)	$(2,280,000)	$(2,200,000)	$(1,762,611)
Plus: Year End Fair Value for Stock Awards Granted in the Covered Year	$2,576,400	$5,054,400	$3,113,941	$3,058,017
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	405,900	$3,131,760	$(570,000)	$710,108
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$138,800	$852,000	—	$(10,267)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	—	—
Compensation Actually Paid	$4,190,394	$12,482,793	$6,165,035	$4,604,521
Equity Valuations: Performance-based restricted share grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. Time-based restricted share grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.

Non-PEO NEO Average Total Compensation Amount	$ 1,503,824	2,113,244	2,011,784	1,492,090
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,565,427	2,348,334	4,086,226	1,901,498
Adjustment to Non-PEO NEO Compensation Footnote
4.
Average “compensation actually paid” for our non-PEO NEOs in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee regarding the non-PEO NEOs’ compensation for each fiscal year, please the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2020 Average	2021 Average	2022 Average	2023 Average
Non-PEO NEOs	See Footnote 3 above	See Footnote 3 above	See Footnote 3 above	See Footnote 3 above
SCT Total Compensation	$1,492,090	$2,011,784	$2,113,244	$1,503,824
Less: Stock award values reported in SCT for the Covered Year	$(889,600)	$(826,500)	$(881,319)	$(857,910)
Plus: Year End Fair Value for Stock Awards Granted in the Covered Year	$1,084,867	$1,832,220	$1,247,437	$1,445,021
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$166,879	$867,639	$(127,973)	$474,492
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$47,262	$201,083	$(3,054)	—
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	—	—
Compensation Actually Paid	$1,901,498	$4,086,226	$2,348,334	$2,565,427
Equity Valuations: Performance-based restricted share grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. Time-based restricted share grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Pay and Performance
Below are graphs showing the relationship of “compensation actually paid” to our Chief Executive Officer and other Named Executive Officers in 2020, 2021, 2022 and 2023 to (1) TSR of both the Company and the Nasdaq US Benchmark Industrial Transportation Index, (2) the Company’s net income and (3) EBITDA as a percent of gross margin.
“Compensation actually paid,” as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. Compensation actually paid generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals.

Compensation Actually Paid vs. Net Income
Relationship between Pay and Performance
Below are graphs showing the relationship of “compensation actually paid” to our Chief Executive Officer and other Named Executive Officers in 2020, 2021, 2022 and 2023 to (1) TSR of both the Company and the Nasdaq US Benchmark Industrial Transportation Index, (2) the Company’s net income and (3) EBITDA as a percent of gross margin.
“Compensation actually paid,” as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. Compensation actually paid generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals.

Compensation Actually Paid vs. Company Selected Measure
Relationship between Pay and Performance
Below are graphs showing the relationship of “compensation actually paid” to our Chief Executive Officer and other Named Executive Officers in 2020, 2021, 2022 and 2023 to (1) TSR of both the Company and the Nasdaq US Benchmark Industrial Transportation Index, (2) the Company’s net income and (3) EBITDA as a percent of gross margin.
“Compensation actually paid,” as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. Compensation actually paid generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals.

Total Shareholder Return Vs Peer Group
Relationship between Pay and Performance
Below are graphs showing the relationship of “compensation actually paid” to our Chief Executive Officer and other Named Executive Officers in 2020, 2021, 2022 and 2023 to (1) TSR of both the Company and the Nasdaq US Benchmark Industrial Transportation Index, (2) the Company’s net income and (3) EBITDA as a percent of gross margin.
“Compensation actually paid,” as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. Compensation actually paid generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals.

Tabular List, Table
Listed below are the financial performance measures which in our assessment represent the most important financial performance measures we use to link compensation actually paid to our Named Executive Officers, for 2023, to Company performance.
Measure	Explanation
EBITDA as a percent of gross margin	A non-GAAP financial measure that consists of EBITDA (as defined below in this table) divided by Gross Margin (as defined below in this table)
Diluted EPS	Diluted Earnings per Share
EBITDA	A non-GAAP financial measure that consists of income from continuing operations before interest, income taxes, depreciation and amortization
Gross Margin	Revenue minus transportation costs
Operating income	Revenue minus transportation costs and costs and expenses

Total Shareholder Return Amount	$ 179.22	154.93	164.21	111.11
Peer Group Total Shareholder Return Amount	168.12	140.02	165.47	130.86
Net Income (Loss)	$ 167,528,000	$ 356,948,000	$ 171,474,000	$ 73,559,000
Company Selected Measure Amount	0.706	0.706	0.615	0.54
PEO Name	Phillip D. Yeager	David P. Yeager	David P. Yeager	David P. Yeager
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA as a percent of gross margin
Non-GAAP Measure Description
8.	Company-selected Measure is EBITDA as a percent of gross margin, which is described below.
Measure	Explanation
EBITDA as a percent of gross margin	A non-GAAP financial measure that consists of EBITDA (as defined below in this table) divided by Gross Margin (as defined below in this table)
Diluted EPS	Diluted Earnings per Share
EBITDA	A non-GAAP financial measure that consists of income from continuing operations before interest, income taxes, depreciation and amortization
Gross Margin	Revenue minus transportation costs
Operating income	Revenue minus transportation costs and costs and expenses

Measure:: 2
Pay vs Performance Disclosure
Name	Diluted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Operating income
PEO | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,762,611)	$ (2,200,000)	$ (2,280,000)	$ (2,099,600)
PEO | Year End Fair Value for Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,058,017	3,113,941	5,054,400	2,576,400
PEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	710,108	(570,000)	3,131,760	405,900
PEO | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,267)	0	852,000	138,800
PEO | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(857,910)	(881,319)	(826,500)	(889,600)
Non-PEO NEO | Year End Fair Value for Stock Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,445,021	1,247,437	1,832,220	1,084,867
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	474,492	(127,973)	867,639	166,879
Non-PEO NEO | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,054)	201,083	47,262
Non-PEO NEO | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0